Share Capital and Share Premium - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 27, 2025
Disclosure of classes of share capital [line items]
Par value per share	£ 0.25	£ 0.25
Number of shares repurchased	32	32
Value of shares repurchased and cancelled	£ 352	£ 318
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0	0
Non-adjusting Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Amount of shares authorized for repurchase			£ 350
Capital redemption reserve [member]
Disclosure of classes of share capital [line items]
Reduction of issued capital	£ 8	£ 8